Warrant Liability (Details) - Schedule of changes in warrants issued - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Warrant Liability (Details) - Schedule of changes in warrants issued [Line Items]
Balance beginning	$ 1,054	$ 2,637
Gain (Loss) recognized in profit or loss in finance income (expense), net	(1,032)	1,289
Disposal		(512)
Balance ending	22	3,414
Level 1 [Member]
Warrant Liability (Details) - Schedule of changes in warrants issued [Line Items]
Balance beginning
Gain (Loss) recognized in profit or loss in finance income (expense), net
Disposal
Balance ending
Level 2 [Member]
Warrant Liability (Details) - Schedule of changes in warrants issued [Line Items]
Balance beginning
Gain (Loss) recognized in profit or loss in finance income (expense), net
Disposal
Balance ending
Level 3 [Member]
Warrant Liability (Details) - Schedule of changes in warrants issued [Line Items]
Balance beginning	1,054	2,637
Gain (Loss) recognized in profit or loss in finance income (expense), net	(1,032)	1,289
Disposal		(512)
Balance ending	$ 22	$ 3,414